Schedule of Reserved Shares of Common Stock for Future Issuance (Details) Statement - Condensed Consolidated Interim Balance Sheets (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised	10,292	2,485,854	[1]	2,470,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised	1,133,537,000	10,292,000		2,470,000,000

[1]	The number of options exercised excludes 10,292 stock options that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions